Shareholder Report, Holdings (Details) - C000258312	Dec. 31, 2025
Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	28.30%
U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	11.80%